LEASES - Cash flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
LEASES
Operating cash outflows for finance leases	$ (8,713)	$ (8,986)
Operating cash outflows for operating leases	(14,012)	(15,032)
Financing cash outflows for finance leases	(48,036)	(72,211)
ROU assets obtained in exchange for new finance lease liabilities in non-cash transaction		89,787
ROU assets obtained in exchange for new operating lease liabilities in non-cash transaction	122,368	184,481
ROU assets disposed through early termination of operating leases in non-cash transaction	$ (7,655)	$ (954)